Gross Amount and Accumulated Impairment Loss of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Gross amount	$ 357,723	$ 322,624
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	355,498	320,399	165,896
North America Services
Goodwill [Line Items]
Gross amount	70,614	70,614
Goodwill, net	70,614	70,614	70,614
International Services
Goodwill [Line Items]
Gross amount	33,369	33,188
Goodwill, net	33,369	33,188	34,181
Merchant services
Goodwill [Line Items]
Gross amount	253,740	218,822
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	$ 251,515	$ 216,597	$ 61,101